Trade and Other Payables - Summary of Trade and Other Payables (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Payable to suppliers	₺ 2,728,485	₺ 2,372,512
Accrued treasury share, universal service fund contribution and contributions to the ICTA's expenses	562,536	455,496
Taxes payable	523,584	465,966
Accrued selling and marketing expenses	100,792	91,747
Other	202,074	402,453
Trade and other payables	₺ 4,117,471	₺ 3,788,174